Significant Accounting Policies - Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies
Lease expire	Dec. 31, 2026
Weighted average term	2 years 8 months 12 days	3 years 1 month 6 days
Discount rate	4.75%	4.75%
Operating Lease, Cost	¥ 177,400	¥ 107,200	¥ 79,400
Operating Leases [Abstract]
2022	207,531
2023	148,596
2024	87,763
2025	49,981
2026 and thereafter	3,735
Total future lease payments	497,606
Impact of discounting remaining lease payments	(41,635)
Total lease liabilities	¥ 455,971
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities